                                                  (RIVERSOURCE INVESTMENTS LOGO)

     STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- DATED FEB. 19, 2010*

RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- JAN. 29, 2010             S-6500 CG

For RiverSource Partners Small Cap Value Fund (the Fund) -- The information under Table 17 relating to the Fund has been revised as follows:

          TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                           PARENT
FUND                       SUBADVISER                                      COMPANY   FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------

RiverSource Partners       Barrow, Hanley, Mewhinney &                        A      1.00% on the first $10 million,
Small Cap Value            Strauss (BHMS)                                            reducing to 0.30% as assets
                           (effective March 12, 2004)                                increase(a)
                           ------------------------------------------------------------------------------------------------------
                           Donald Smith & Co., Inc.                          N/A     0.60% on the first $175 million,
                           (Donald Smith)                                            reducing to 0.55% as assets
                           (effective March 12, 2004)                                increase(a)
                           ------------------------------------------------------------------------------------------------------
                           Metropolitan West Capital                          B      0.50% on all assets
                           Management, LLC (MetWest Capital)
                           (effective April 24, 2006)
                           ------------------------------------------------------------------------------------------------------
                           Turner Investment Partners, Inc                   N/A     0.50% on the first $50 million,
                           (Turner)                                                  reducing to 0.35% as assets
                           (effective Feb. 19, 2010)                                 increase.(a)
---------------------------------------------------------------------------------------------------------------------------------



    (a) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

A -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

B - Metropolitan West Capital Management, LLC (MetWest Capital) is a subsidiary of Wells Fargo & Company and operates within the Evergreen Investments unit of its asset management division.

For RiverSource Partners Small Cap Value Fund -- The information under Table 18 relating to the Fund has been revised as follows:

                           TABLE 18. SUBADVISORY FEES

                                                                                   SUBADVISORY FEES PAID
                                                                             --------------------------------------
FUND                                             SUBADVISER                    2009       2008        2007
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap    BHMS                                       $437,027   $865,372   $  970,241
Value
                                  ---------------------------------------------------------------------------------
                                  Donald Smith                               $497,789   $984,692   $1,180,183
                                  ---------------------------------------------------------------------------------
                                  MetWest Capital                            $466,432   $955,503   $1,769,553
                                  ---------------------------------------------------------------------------------
                                  Turner(e)                                       N/A        N/A          N/A
                                  ---------------------------------------------------------------------------------
                                  Former subadviser: Federated MDTA, LLC     $443,715        N/A(e)       N/A
                                  (from June 6, 2008 to Feb. 19, 2010)
                                  ---------------------------------------------------------------------------------
                                  Former subadviser: Franklin Portfolio      $ 22,583   $964,510   $1,198,029
                                  Associates
                                  (from March 2004 to June 6, 2008)
                                  ---------------------------------------------------------------------------------
                                  Former subadviser: Goldman Sachs Asset          N/A        N/A   $   38,601(f)
                                  Management, L.P.
                                  (from Aug. 2002 to April 24, 2006)
-------------------------------------------------------------------------------------------------------------------



    (e) The subadviser did not begin managing the fund until after the fund's fiscal year end.

    (f) Payments made to subadviser in accordance with termination agreement.


--------------------------------------------------------------------------------
S-6500-36 A (2/10)
* Valid until next update

For RiverSource Partners Small Cap Value Fund -- The information under Table 19 relating to the Fund has been revised as follows:

                          TABLE 19. PORTFOLIO MANAGERS


                                             OTHER ACCOUNTS MANAGED (excluding the fund)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)              SHARES     INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
RiverSource      BHMS:
Partners
Small Cap Value
                 James S. McClure     4 RICs               $484.1 million
                                      1PIV                 $3.5 million    None                 None             (1)         (5)
                 --------------------
                 John P. Harloe       15 other accounts    $458.1 million
                 -------------------------------------------------------------------------------------------------------------------
                 DONALD SMITH:        1 RIC                $609 million
                 Donald G. Smith      1 PIV                $97 million     1 RIC ($609M)        None             (2)         (6)
                 --------------------
                 Richard L. Greenberg 30 other accounts    $1,751 million
                 -------------------------------------------------------------------------------------------------------------------
                 METWEST:             4 RICs               $347.8 million
                 Samir Sikka          3 PIVs               $61.2 million   None                 None             (3)         (7)
                                      9 other accounts     $54.4 million
                 -------------------------------------------------------------------------------------------------------------------
                 TURNER:              4 RICs               $281 million
                 David Kovacs(m)      9 PIVs               $91 million     1 PIV ($1 M)
                                      7other accounts      $242 million                         None             (4)         (8)
                 ------------------------------------------------------------------------------
                 Jennifer C. Boden(m) 5 RICs               $304 million
                                      11 PIVs              $100 million    2 PIV ($9 M)
                                      7 other accounts     $242 million
------------------------------------------------------------------------------------------------------------------------------------




     * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
   (a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
   (m) The portfolio manager began managing the Fund after its fiscal year end; therefore reporting information is provided as of December 31, 2009.

POTENTIAL CONFLICTS OF INTEREST

(1) BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(2) DONALD SMITH: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(3) METWEST: Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

Each portfolio/relationship manager is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. A committee, comprised of the Chief Investment Officer and portfolio/relationship managers, reviews trade reports for all accounts on a daily basis.

(4) TURNER: As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

STRUCTURE OF COMPENSATION

(5) BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(6) DONALD SMITH: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(7) METWEST: MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to four years). Analysts are encouraged to maintain a longterm focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

(8) TURNER: Investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Compensation for investment professionals is tied to the performance of all accounts within the relevant composite. Turner evaluates investment professionals' performance over multiple time frames, including 1, 3, 5 year and since inception, relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. Robert E. Turner, CFA, Chairman and Chief Investment Officer, and David Kovacs, CFA, Chief Investment Officer, Quantitative Strategies, are responsible for setting base salaries, bonus targets, and making all subjective judgments related to the compensation for Turner's Quantitative Equity Team members.

S-6500-36 A (2/10)
* Valid until next update